United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—59.2%
		Basic Industry - Chemicals—1.1%
$2,390,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$2,562,096
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,662,855
1,920,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	2,022,336
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,679,357
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,558,201
200,000		Nova Chemicals Corp., Sr. Unsecd. Note, 7.875%, 9/15/2025	201,908
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,781,434
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,809,442
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,799,819
		TOTAL	19,077,448
		Basic Industry - Metals & Mining—2.9%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,755,135
70,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	73,708
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,398,172
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,663,924
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	855,082
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,008,711
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	831,140
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,479,127
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	2,187,247
1,460,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,473,247
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	4,247,436
750,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	750,534
1,950,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,995,103
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,159,791
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,840,435
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,394,500
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,980,626
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,593,161
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,883,982
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	639,529
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,261,883
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,318,214
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,397,237
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,786,082
		TOTAL	49,974,006
		Basic Industry - Paper—0.9%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,650,668
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,536,195
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,233,868
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,569,216
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
3,000,000		Westvaco Corp., 7.65%, 3/15/2027	3,441,738
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,934,755
		TOTAL	16,366,440

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Aerospace & Defense—0.3%
$3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	$3,977,894
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	714,350
400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	422,573
		TOTAL	5,114,817
		Capital Goods - Building Materials—0.4%
1,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	1,752,029
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,289,002
		TOTAL	7,041,031
		Capital Goods - Construction Machinery—0.2%
3,030,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	3,285,826
		Capital Goods - Diversified Manufacturing—1.6%
1,570,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	1,592,291
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,096,709
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,226,583
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,133,588
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,237,699
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,283,313
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,197,963
3,970,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	4,406,315
1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,241,364
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	802,373
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,170,927
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,971,600
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,392,116
		TOTAL	27,752,841
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	604,474
		Capital Goods - Packaging—0.2%
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,753,693
960,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,033,057
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,039,849
		TOTAL	3,826,599
		Communications - Media & Cable—0.8%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,200,667
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,777,921
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,007,560
1,603,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,739,571
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,391,631
1,470,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,475,754
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,903,821
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,200,883
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	475,932
		TOTAL	14,173,740
		Communications - Media Noncable—1.6%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,183,782
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,862,871
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,081,250
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	2,972,964
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	463,154

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Media Noncable—continued
$1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	$1,302,636
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,435,534
1,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,970,113
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,219,732
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,390,560
		TOTAL	27,882,596
		Communications - Telecom Wireless—1.5%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,150,334
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	399,092
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,118,151
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,047,697
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	7,339,469
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,289,724
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,141,084
		TOTAL	25,485,551
		Communications - Telecom Wirelines—1.7%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	1,995,911
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,069,899
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,681,217
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,808,808
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,711,700
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,229,726
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,247,186
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,853,889
		TOTAL	28,598,336
		Consumer Cyclical - Automotive—2.8%
790,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	792,568
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,446,334
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,163,721
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,526,089
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	2,087,486
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	2,865,228
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,833,214
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,927,118
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	909,366
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	1,442,073
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,517,468
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	2,963,287
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	465,984
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	341,255
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,543,871
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,656,954
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,678,262
3,993,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	4,132,983
		TOTAL	48,293,261
		Consumer Cyclical - Entertainment—1.0%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,292,580
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,462,717
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,550,915

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Entertainment—continued
$1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	$1,612,770
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	2,020,192
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,569,272
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	275,118
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	728,020
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,101,290
		TOTAL	17,612,874
		Consumer Cyclical - Lodging—0.5%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,175,500
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,105,290
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,074,462
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	829,106
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,734
		TOTAL	8,198,092
		Consumer Cyclical - Retailers—0.6%
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,102,429
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.25%, 7/15/2013	2,279,200
1,504,994	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,703,513
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	683,250
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,712,946
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,273,518
		TOTAL	9,754,856
		Consumer Cyclical - Services—0.7%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,497,361
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,213,119
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,209,049
		TOTAL	11,919,529
		Consumer Non-Cyclical - Food/Beverage—1.3%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,406,759
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	650,457
1,120,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	1,398,550
1,700,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,700,105
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,737,480
2,130,000		Kellogg Co., 1.75%, 5/17/2017	2,171,322
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,484,714
3,930,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	4,268,357
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,277,456
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,464,225
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,831,823
		TOTAL	22,391,248
		Consumer Non-Cyclical - Health Care—0.3%
875,000		Boston Scientific Corp., 4.50%, 1/15/2015	928,092
1,425,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,668,119
1,050,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,075,627
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	544,856
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	640,446
		TOTAL	4,857,140
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,917,861

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	$829,317
2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,349,037
		TOTAL	7,096,215
		Consumer Non-Cyclical - Products—0.5%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	952,775
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,659,962
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,353,327
2,950,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,950,000
		TOTAL	7,916,064
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,215,770
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	347,212
		TOTAL	1,562,982
		Consumer Non-Cyclical - Tobacco—0.1%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	348,707
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,156,573
		TOTAL	1,505,280
		Energy - Independent—1.7%
1,690,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,752,145
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	492,142
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,907,332
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	550,687
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,182,500
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,480,000
7,180,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	8,242,640
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	626,332
1,260,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	1,325,924
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	629,295
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,164,062
		TOTAL	29,353,059
		Energy - Integrated—1.8%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,931,341
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,272,056
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,789,541
720,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	743,725
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,158,777
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,665,220
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,521,220
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	537,236
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,146,099
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	277,717
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	3,175,893
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,970,258
1,880,000		Phillips 66, Sr. Unsecd. Note, Series WI, 1.95%, 3/5/2015	1,922,321
3,260,000		Phillips 66, Sr. Unsecd. Note, Series WI, 4.30%, 4/1/2022	3,600,083
		TOTAL	31,711,487
		Energy - Oil Field Services—0.7%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	740,025
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,782,709

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	$2,593,807
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	252,207
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,102,300
400,000		Overseas Shipholding Group, Inc., Sr. Unsecd. Note, 8.75%, 12/1/2013	176,000
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	1,033,844
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	114,586
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,085,471
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	727,038
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	633,027
425,763	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	276,930
		TOTAL	12,517,944
		Energy - Refining—0.5%
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	908,231
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,141,666
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,325,608
		TOTAL	8,375,505
		Financial Institution - Banking—9.6%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	4,014,874
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,128,168
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,700,390
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,640,603
1,995,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	2,374,409
5,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	4,975,000
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,928,741
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,449,643
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,704,228
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,624,876
2,510,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,799,032
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,713,925
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,498,372
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	8,640,592
1,450,000		City National Corp., Note, 5.25%, 9/15/2020	1,615,723
3,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	3,174,288
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	2,920,126
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,534,031
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	3,422,278
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,351,739
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,071,760
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,115,226
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,205,981
3,100,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	3,228,607
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,909,749
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	700,187
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,005,642
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,991,501
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	968,692
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,286,718
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,246,838
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,589,774

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	$4,074,375
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,512,846
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,959,460
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,048,422
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,101,054
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,022,569
5,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	6,243,198
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,738,889
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,675,880
7,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	7,705,674
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,088,760
565,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	650,201
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.958%, 3/29/2049	420,625
3,500,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,589,190
4,908,256	[1,2,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3,567,418
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,188,047
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,072,082
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,223,448
4,500,000		Wachovia Bank N.A., Series BKNT, 4.80%, 11/1/2014	4,805,977
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,697,536
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,180,465
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,448,622
235,009	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	237,526
		TOTAL	166,783,977
		Financial Institution - Brokerage—2.5%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	7,264,117
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,633,065
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,801,386
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,618,017
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	810,589
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,576,311
1,650,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.50%, 1/20/2043	1,733,726
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,162,500
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	5,495,946
1,325,000		Legg Mason, Inc., 5.50%, 5/21/2019	1,429,186
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	994,500
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,858,072
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,462,316
3,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	3,968,097
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,558,709
		TOTAL	43,366,537
		Financial Institution - Finance Noncaptive—3.8%
1,000,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,046,568
3,430,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,461,611
4,390,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	4,649,739
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,511,302
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,049,068
2,517,000	[1,2]	Discover Financial Services, Series 144a, 3.85%, 11/21/2022	2,580,756
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,395,505

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	$7,431,060
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	2,022,432
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,699,436
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,223,367
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	8,600,949
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	3,973,360
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,075,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,681,457
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.54%, 12/21/2065	1,297,500
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,715,250
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,380,784
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,839,040
		TOTAL	66,634,184
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	875,669
		Financial Institution - Insurance - Life—3.4%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,545,693
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,703,320
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,538,563
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	3,115,277
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,154,566
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,297,644
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,288,455
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,464,044
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	800,524
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	6,007,986
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,216,131
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,542,500
600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	610,613
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	945,798
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	2,965,526
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,656,280
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,318,922
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,043,224
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,218,492
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,944,465
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,738,350
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,223,590
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,458,618
		TOTAL	58,798,581
		Financial Institution - Insurance - P&C—1.3%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,253,616
540,000		CNA Financial Corp., 6.50%, 8/15/2016	623,000
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,186,635
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,093,993
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	888,553
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,859,440
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	930,401
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,488,840

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	$4,165,004
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,998,877
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	298,572
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,301,304
		TOTAL	22,088,235
		Financial Institution - REITs—1.3%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	2,019,617
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,569,155
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,228,875
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,718,298
425,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	467,155
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	544,392
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,362,522
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	436,261
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,152,066
740,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	906,690
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	619,567
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,747,770
830,000		Simon Property Group LP, 6.75%, 5/15/2014	877,245
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,453,630
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,019,385
		TOTAL	23,122,628
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,921,798
2,960,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,125,405
		TOTAL	5,047,203
		Sovereign—0.3%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,490,600
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,198,016
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,206,278
		TOTAL	5,894,894
		Technology—2.8%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,651,119
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,632,774
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,660,698
750,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	757,273
2,070,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,244,801
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,444,618
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,859,878
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,167,959
2,800,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	2,806,653
1,600,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,661,928
5,300,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	5,533,592
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,355,788
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,621,341
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,122,625
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,794,947
1,825,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,839,636
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,017,964

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$1,433,544
2,030,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	2,170,009
840,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	862,387
1,055,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,117,280
		TOTAL	47,756,814
		Transportation - Airlines—0.3%
46,220		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	47,606
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,312,261
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,163,038
		TOTAL	5,522,905
		Transportation - Railroads—0.7%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,752,595
1,509,811		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,788,440
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,113,251
900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,080,089
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,516,927
		TOTAL	12,251,302
		Transportation - Services—1.0%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,716,842
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,987,110
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,698,998
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	1,286,735
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,221,779
		TOTAL	16,911,464
		Utility - Electric—3.1%
870,000		FirstEnergy Corp., Sr. Unsecd. 2.750%, 3/15/2018	869,913
3,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	3,045,007
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	874,047
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	360,736
462,499		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	505,650
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,746,751
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,429,459
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,492,694
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	130,944
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,159,816
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,011,039
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,053
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	997,484
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	354,938
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,633,641
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	3,195,503
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,163,348
1,988,392	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	2,171,891
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,418,788
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,521,514
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,177,890
1,280,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,354,671
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,986,186
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,371,277

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	$915,831
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	253,353
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,599,197
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,192,024
110,846		Waterford 3 Funding Corp., 8.09%, 1/2/2017	114,256
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,159,879
		TOTAL	53,507,780
		Utility - Natural Gas Distributor—0.7%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	264,337
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	965,828
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,640,563
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,704,682
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	444,000
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,628,718
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,970,675
		TOTAL	11,618,803
		Utility - Natural Gas Pipelines—1.8%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,553,799
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,557,994
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,061,844
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,164,695
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	3,066,848
2,900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	3,082,642
1,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	1,034,777
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,754,875
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,438,994
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	1,043,237
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	2,148,349
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,547,637
		TOTAL	30,455,691
		TOTAL CORPORATE BONDS (IDENTIFIED COST $921,701,519)	1,022,885,908
		Mortgage-Backed Securities—0.0%
3,609		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	3,984
4,253		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	4,699
653		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	720
2,968		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	3,348
2,731		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	2,941
5,353		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	6,256
3,029		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,473
168		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	169
3,289		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,790
23,280		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	26,446
16,496		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	18,811
4,009		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	4,709
1,740		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,018
7,695		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	8,914
3,714		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	4,000

Principal Amount or Shares			Value
		Mortgage-Backed Securities—continued
$4,458		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	$5,069
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $87,977)	99,347
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	4,796,464
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,572,107
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,827,040)	7,368,571
		Governments/Agencies—0.4%
		Sovereign—0.4%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,092,000
2,475,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	2,905,031
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,503,850
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,500,881
		COMMON STOCKS—0.0%
		Automotive—0.0%
8,473	[3]	General Motors Co.	230,042
2,127	[3]	Motors Liquidation Co.	49,134
		TOTAL	279,176
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,712
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,239,488)	281,888
		WARRANTS—0.0%
		Automotive—0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	138,346
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	87,044
		TOTAL WARRANTS (IDENTIFIED COST $1,367,883)	225,390
		Preferred Stocks—0.3%
		Financial Institution - Brokerage—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REITs—0.3%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,164,400
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,165,700
		Asset-Backed SecuritY—0.0%
		Home Equity Loan—0.0%
$6,534	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $6,531)	5,489
		Collateralized Mortgage Obligations—0.0%
		Federal Home Loan Mortage Corporation—0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	342,776
		Non-Agency Mortgage—0.0%
9,298	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.860%, 1/28/2027	8,178
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $353,615)	350,954
		U.S. Treasury—9.9%
		U.S. Treasury Bonds—3.3%
40,000,000		United States Treasury Bond, 2.750%, 8/15/2042	37,330,000

Principal Amount or Shares			Value
		U.S. Treasury—continued
		U.S. Treasury Bonds—continued
$20,000,000		United States Treasury Bond, 3.000%, 5/15/2042	$19,699,376
		TOTAL	57,029,376
		U.S. Treasury Notes—6.6%
5,000,000		United States Treasury Note, 0.750%, 10/31/2017	5,012,698
20,000,000	[7]	United States Treasury Note, 1.250%, 10/31/2019	20,114,070
60,000,000		United States Treasury Note, 1.625%, 8/15/2022	59,055,492
30,000,000	[7]	United States Treasury Note, 1.625%, 11/15/2022	29,391,867
		TOTAL	113,574,127
		TOTAL U.S. TREASURY (IDENTIFIED COST $173,417,774)	170,603,503
		MUTUAL FUNDS—28.9%[8]
30,024,120	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	30,024,120
69,769,189		High Yield Bond Portfolio	468,848,946
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $558,578,671)	498,873,066
		REPURCHASE AGREEMENT—2.9%
$50,755,000		Interest in $4,275,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,275,021,375 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $4,360,521,803 (purchased with proceeds from securities lending collateral). (AT COST)	50,755,000
		TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $1,726,191,264)[10]	1,764,115,697
		OTHER ASSETS AND LIABILITIES–NET—(2.0)%[11]	(34,971,378)
		TOTAL NET ASSETS—100%	$1,729,139,319
At February 28, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	JPMorgan Securities LLC
Reference Entity	Series 19 High Yield CDX Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	12/20/2019
Implied Credit Spread at 2/28/2013[12]	4.58%
Notional Amount	$50,000,000
Market Value	$(1,220,310)
Upfront Premiums Paid	$95,230
Unrealized Depreciation	$(1,315,540)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $37,500,000. This is based on amounts held as of each month-end throughout the three month period.
Net Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $216,716,157, which represented 12.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2013, these liquid restricted securities amounted to $208,956,780, which represented 12.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at February 28, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/202	03/24/2010	$2,800,000	$3,292,580
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.860%, 1/28/2027	02/4/1998	$59,367	$8,178
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$4,458,618
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$49,505,937	$50,755,000
8	Affiliated holdings.
9	7-Day net yield.
10	At February 28, 2013, the cost of investments for federal tax purposes was $1,728,905,758. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $35,205,010. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $107,053,139 and net unrealized depreciation from investments for those securities having an excess of cost over value of $71,848,129.
11	Assets, other than investments in securities, less liabilities.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's afffiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,019,318,490	$3,567,418	$1,022,885,908
Mortgage-Backed Securities	—	99,347	—	99,347
Municipal Bonds	—	7,368,571	—	7,368,571
Governments/Agencies	—	7,500,881	—	7,500,881
Asset-Backed Security	—	—	5,489	5,489
Collateralized Mortgage Obligations	—	342,776	8,178	350,954
U.S. Treasury	—	170,603,503	—	170,603,503
Equity Securities:
Common Stocks
Domestic	281,888	—	—	281,888
Preferred Stocks
Domestic	5,164,400	—	1,300	5,165,700
Warrants	225,390	—	—	225,390
Mutual Funds	498,873,066	—	—	498,873,066
Repurchase Agreement	—	50,755,000	—	50,755,000
TOTAL SECURITIES	$504,544,744	$1,255,988,568	$3,582,385	$1,764,115,697
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(1,315,540)	$—	$(1,315,540)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include swap contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
LP	—Limited Partnership
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013